Cover	Feb. 09, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Feb. 09, 2024
Entity File Number	001-41250
Entity Registrant Name	DIH HOLDING US, INC.
Entity Central Index Key	0001883788
Entity Tax Identification Number	98-1624542
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	77 Accord Park Drive
Entity Address, Address Line Two	Suite D-1
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061
City Area Code	(877)
Local Phone Number	944-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class Common Stock [Member]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	DHAI
Security Exchange Name	NASDAQ
Redeemable Warrants Each Two Warrants Exercisable For One Share Of Class Common Stock At Per Share Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable Warrants, each two warrants exercisable for one share of Class A Common Stock at a per share exercise price of $11.50 per share
Trading Symbol	DHAIW
Security Exchange Name	NASDAQ